Investment Strategy	Aug. 28, 2025
Nuance Concentrated Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of companies that Nuance Investments, LLC (the “Adviser”) believes are high quality, though temporarily out of favor. The Fund typically invests in a portfolio of 15 to 35 companies of various market capitalizations and is considered an all-cap strategy. Although the Fund will invest primarily in companies organized or traded in the U.S., the Fund may invest up to 25% of its assets in non-U.S. companies in countries that are classified as “developed” by MSCI Inc. (“MSCI”). Nuance utilizes FactSet's country assignments for individual companies. As of the date of this prospectus, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.

The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that aims to identify leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time. The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value. The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations. The Fund’s annual portfolio turnover rate may be 100% or greater. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities.

Strategy Portfolio Concentration [Text]	Although the Fund will invest primarily in companies organized or traded in the U.S., the Fund may invest up to 25% of its assets in non-U.S. companies in countries that are classified as “developed” by MSCI Inc. (“MSCI”).
Nuance Mid Cap Value Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities of companies that Nuance Investments, LLC (the "Adviser") believes are high quality, though temporarily out of favor. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities issued by mid-capitalization companies. The Adviser defines mid- capitalization companies as companies within the range of the capitalization of companies constituting the Russell Midcap® Index. The Adviser intends to manage the Fund so that the average weighted market capitalization of its portfolio (derived from FactSet and excluding short-term investments) falls within the range of the smallest and largest members of the Russell Midcap® Index, as determined by averaging the smallest and largest members’ month end market capitalization over the last 12 months. As of June 30, 2025, the trailing twelve-month capitalization range of the Russell Midcap® Index was between approximately $421.0 million and $160.3 billion. The Fund’s investments may include preferred or convertible preferred stocks. The Fund typically invests in a portfolio of 50 to 90 companies.

Although the Fund will invest primarily in companies organized or traded in the U.S., the Fund may invest up to 15% of its assets in non-U.S. companies in countries that are classified as “developed” by MSCI, Inc. (“MSCI”). Nuance utilizes FactSet's country assignments for individual companies. As of the date of this prospectus, the following countries were classified as “developed” by MSCI: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom, and the United States.
The Adviser selects securities for the Fund’s investment portfolio by using an extensive quantitative screening and fundamental research process that aims to identify leading businesses selling at a discount to fair value with the potential to generate above-average rates of returns over time. The Adviser seeks to identify companies across a range of industries and market sectors that have leading and sustainable market share positions, above-average financial strength, and are trading at a discount to the Adviser’s internal view of intrinsic value. The Adviser may sell an investment when it achieves or surpasses the Adviser’s proprietary view of intrinsic value or when a security’s competitive position or financial situation erodes beyond the Adviser’s expectations. The Fund’s annual portfolio turnover rate may be 100% or greater. From time to time, the Fund may focus its investments in securities of companies in the same economic sector.

The Fund may lend its portfolio securities to brokers, dealers, and other financial organizations. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). By lending its securities, the Fund may increase its income by receiving payments from the borrower or earn credits that offset Fund expenses.

Strategy Portfolio Concentration [Text]	Although the Fund will invest primarily in companies organized or traded in the U.S., the Fund may invest up to 15% of its assets in non-U.S. companies in countries that are classified as “developed” by MSCI, Inc. (“MSCI”).